Provisions	12 Months Ended
Jun. 30, 2026
Provisions
Provisions

23.    Provisions

Provisions consist of obligations resulting in an expected outflow of economic benefits. Provisions consist of the following as of June 30, 2026:

(in € thousands)	Dismantling	Other	Total
As of June 30, 2024	2,789	—	2,789
Additions	—	5,507	5,507
Additions through business combination	—	7,360	7,360
Releases	(484)	(1,119)	(1,603)
Utilizations	—	(661)	(661)
Currency translation	(101)	—	(101)
As of June 30, 2025	2,305	10,985	13,290
Additions	163	17,849	18,012
Releases	—	(9,358)	(9,358)
Utilizations	—	(2,929)	(2,929)
Currency translation	—	32	32
As of June 30, 2026	2,468	16,580	19,048

LuxExperience Group leases its Corporate headquarters, central distribution centers and the retail stores in Germany. LuxExperience Group recognizes a provision for expected dismantling costs to be incurred at the end of the respective lease terms for these facilities based on external data sources and internal experience from past dismantling activities. Included in Other provisions are provisions for operational risk.